SUMMARY OF SIGNIFICANT ACCOUNTING POLICES (Details)		9 Months Ended		12 Months Ended
	Dec. 22, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICES (Details) [Line Items]
Cash, Uninsured Amount				$ 328,000
Inventory Adjustments				0	$ 0
Additional Funding Attempting to Secure				2,000,000	(2,000,000)
Payments of Financing Costs					50,000
Depreciation				47,393	35,935
Capital Lease Obligations		$ 29,439
Repayments of Long-term Capital Lease Obligations		$ 5,659	$ 0	$ 0	$ 0
Finite-Lived Intangible Asset, Useful Life				15 years
Vehicles [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICES (Details) [Line Items]
Lease Agreement, Term	48 months
Number of Vehicles	2
Capital Lease Obligation, Monthly Payment	$ 35,098
Capital Lease Obligations				$ 35,098
Repayments of Long-term Capital Lease Obligations				$ 0